Note 4 - Property and Equipment (Details) - Property and Equipment - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
	$ 2,691,042	$ 1,134,452	$ 400,267
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	406,272	209,575	28,817
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,998,814	665,961
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	648,871	564,560	379,415
Property, Plant and Equipment Excluding Assets in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,053,957	1,440,096	408,232
Accumulated depreciation	(581,128)	(305,644)	(117,047)
	2,472,829	$ 1,134,452	291,185
Assets in Progress [Member]
Property, Plant and Equipment [Line Items]
	$ 218,213		$ 109,082